SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (TABLES)	12 Months Ended
Jan. 03, 2014
Selected Quarterly Financial Data [Abstract]
Selected Quarterly Financial Data [Table Text Block]
	2013 Quarters Ended
(In millions, except per share data)	March 29	June 28	September 27	January 3

Revenues	$2,802.5	$2,792.0	$2,735.5	$2,660.7
Cost of revenues	(2,651.3)	(2,641.6)	(2,559.0)	(2,564.1)
Operating income	152.6	145.4	179.3	113.5
Other income (expense) (1)	(2.5)	(3.3)	1.6	(3.5)
Income tax expense (2)	(42.2)	(38.9)	(42.3)	(44.3)
Net income including noncontrolling interests	86.8	81.7	115.4	45.4
Noncontrolling interests in income of consolidated subsidiaries	(14.9)	(14.4)	(26.6)	(26.2)
Net income attributable to URS	71.9	67.3	88.8	19.2

Earnings per share:
Basic	$0.97	$0.91	$1.21	$0.26
Diluted	$0.96	$0.91	$1.20	$0.26
Weighted-average shares outstanding:
Basic	74.4	73.8	73.6	73.6
Diluted	74.9	74.0	73.9	74.2

	2012 Quarters Ended
(In millions, except per share data)	March 30	June 29	September 28	December 28

Revenues	$2,361.5	$2,690.7	$2,947.6	$2,972.7
Cost of revenues	(2,203.2)	(2,527.5)	(2,753.3)	(2,810.5)
Acquisition-related expenses (3)	(5.6)	(11.3)	0.8	—
Operating income	161.4	149.5	203.6	171.4
Other income (expense) (1)	2.5	(9.2)	10.8	(3.6)
Income tax expense	(48.6)	(40.5)	(66.1)	(34.7)
Net income including noncontrolling interests	105.5	79.1	127.8	113.4
Noncontrolling interests in income of consolidated subsidiaries	(25.8)	(25.5)	(21.1)	(42.8)
Net income attributable to URS	79.7	53.6	106.7	70.6

Earnings per share:
Basic	$1.08	$0.72	$1.43	$0.95
Diluted	$1.07	$0.72	$1.43	$0.95
Weighted-average shares outstanding:
Basic	74.0	74.2	74.5	74.5
Diluted	74.3	74.6	74.6	74.6

  During fiscal 2013, “Other income (expenses)” represents foreign currency gains (losses) recognized on intercompany financing arrangements. During fiscal 2012, “Other income (expenses)” represents foreign currency gains (losses) recognized on intercompany financing arrangements and foreign currency forward contracts. See further discussion in Note 11, “Indebtedness.”
  During the fourth quarter of 2013, we recorded income tax expense of $10.0 million related to prior quarters. This included U.S. tax on the sale of Canadian properties of $6.4 million and dividends from a Canadian joint venture of $3.6 million. This amount recorded in the fourth quarter was not material to prior quarters and, accordingly, the prior quarters have not been revised. On an after-tax basis, these items resulted in decreases to net income and diluted EPS of $10.0 million and $0.15, respectively.
  For the year ended December 28, 2012, we recorded acquisition-related expenses in connection with our acquisition of Flint. See further discussion in Note 8, “Acquisitions.”